SHARE BASED COMPENSATION (Details) (USD $)	0 Months Ended	12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended
	Aug. 08, 2012 Options	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2013 Options Minimum	Dec. 31, 2012 Options Minimum	Dec. 31, 2013 Options Maximum	Dec. 31, 2012 Options Maximum	Nov. 30, 2006 Share Award	Dec. 31, 2013 2007 Share Incentive Plan	Nov. 30, 2006 Mr. Li ReneSola America	Nov. 30, 2006 Mr. Huang ReneSola America
SHARE BASED COMPENSATION
Number of shares agreed to be granted each year											40,000	20,000
Period for which shares agreed to be granted											5 years	3 years
Fair value of shares based on market price (in dollars per share)									$ 4.47
Additional disclosures
Compensation cost		$ 1,626,560	$ 2,221,406	$ 4,359,540
Number of authorized shares										7,500,000
Expiration term										6 years
Options modification
Incremental compensation cost	738,363
Incremental compensation costs		75,838
Unrecognized incremental compensation costs		218,152
Assumptions used to estimate fair value of the options
Average risk-free rate of return, minimum (as a percent)		0.65%	0.68%	0.81%
Average risk-free rate of return, maximum (as a percent)		0.80%	1.19%	2.20%
Weighted average expected option life		4 years 6 months	4 years 6 months	4 years 6 months
Volatility rate, minimum (as a percent)		175.69%	83.47%	60.02%
Volatility rate, maximum (as a percent)		200.98%	98.18%	82.78%
Dividend yield (as a percent)		0.00%	0.00%	0.00%
Number of Options
Options outstanding at the beginning of the period (in shares)		7,856,600
Granted (in shares)		800,000	1,700,000
Exercised (in shares)		(593,800)
Forfeited (in shares)		(1,422,000)
Options outstanding at the end of the period (in shares)		6,640,800	7,856,600
Vested or expected to vest at the end of the period (in shares)		6,367,413
Exercisable at the end of the period (in shares)		3,431,800
Weighted Average Exercise Prices
Options outstanding at the beginning of the period (in dollars per share)		$ 0.74
Granted (in dollars per share)		$ 0.87			$ 0.74	$ 0.74	$ 0.90	$ 1.35
Exercised (in dollars per share)		$ 0.74
Forfeited (in dollars per share)		$ 0.74
Options outstanding at the end of the period (in dollars per share)		$ 0.75	$ 0.74
Vested or expected to vest at the end of the period (in dollars per share)		$ 0.76
Exercised at the end of the period (in dollars per share)		$ 0.74
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period		2 years 11 days	2 years 6 months 4 days
Granted		4 years 2 months 8 days
Exercised		5 months 5 days
Outstanding at the end of the period		2 years 11 days	2 years 6 months 4 days
Vested or expected to vest at the end of the period		2 years 7 days
Exercisable at the end of the period		1 year 1 month 13 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)		263,081
Exercised (in dollars)		544,888	0	104,671
Outstanding at the end of the period (in dollars)		6,451,792	263,081
Vested or expected to vest at the end of the period (in dollars)		6,171,599
Exercisable at the end of the period (in dollars)		3,392,582
Additional disclosures
Weighted average fair value of options granted (in dollars per share)		$ 0.81	$ 0.58	$ 0.94
Unrecognized compensation expense related to unvested share-based compensation arrangements		$ 3,236,091
Period for recognition of unrecognized compensation costs		2 years 4 months 24 days